Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2021
Summary of Assets and Liabilities at Fair Value on a Recurring Basis
Assets and liabilities measured at fair value on a recurring basis as of June 30, 2021 were as follows:

Description	June 30, 2021	Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
	(unaudited)
Liabilities:
Warrant liability	$8,136	$—	$—	$8,136

Total	$8,136	$—	$—	$8,136

Summary of the Binomial (Lattice) Valuation Model Assumptions used to Record the Fair Value of the Warrants
A summary of the Black and Scholes pricing model assumptions used to record the fair value of the Warrants is as follows:

June 30, 2021
(unaudited)
Risk-free interest rate	0.8%
Dividend yield	0%
Expected life (in years)	4.8
Expected volatility	50.00%

Summary of Change in the Level 3 Warrant Liability
The following table reflects the change in the Company’s Level 3 Warrant liability for the six months ended June 30, 2021:

Warrant liability
(unaudited)
Fair value as of April 5, 2021 (transaction day)	$7,624
Change in fair value	512

Fair value as of June 30, 2021	$8,136